Borrowings	12 Months Ended
Dec. 31, 2022
Disclosure of Borrowings [Abstract]
Borrowings

17. Borrowings

As of December 31, this caption includes:

	Total		Current		Non-current
In thousands of soles	2021	2022	2021	2022	2021	2022
Bank loans	320,689	651,825	199,471	548,372	121,218	103,453
Other financial entities	188,868	168,148	22,210	12,176	166,658	155,972
Lease liability for right-of-use asset	60,507	59,085	14,541	12,879	45,966	46,206
Finance leases	9,836	835	5,118	835	4,718	-
	579,900	879,893	241,340	574,262	338,560	305,631

A. Bank Loans

As of December 31, 2021 and 2022, this item comprises bank loans in local and foreign currencies for working capital purposes. These obligations accrue fixed interest rates ranging from 0.5% to 13.5% in 2022 (from 0.9% to 11% in 2021).

	Interest	Date of
In thousands of soles	rate	maturity	2021	2022
AENZA S.A.A. (i)	Term SOFR 3M + de 6.26% a 8.51%	2023	-	463,773
Unna Energia S.A.(ii)	6.04% / 7.68%	2027	143,986	126,064
Viva Negocio Inmobiliario S.A.C. (iii)	7.00% / 11.35%	2024	65,262	51,314
Morelco S.A.S. (iv)	9.95% / 10.93%	2023	-	10,674
Cumbra Peru S.A. (v - vi)	8.00%	2023	111,441	-
			320,689	651,825

i. Bridge loan – AENZA S.A.A.

On March 17, 2022, the Company entered into a bridge loan agreement for up to US$ 120 million, with a group of financial institutions comprised by Banco BTG Pactual S.A. - Cayman Branch, Banco Santander Peru S.A., HSBC Mexico, S.A., Institucion de Banca Multiple, Grupo Financiero HSBC, and Natixis, New York Branch. The financing will be repaid over a period of 18 months, in quarterly interest installments and is secured, subject to the fulfillment of certain precedent conditions, by a flow trust (first lien), a pledge over the shares in Unna Energia S.A. (first lien), and a trust on the shares of Viva Negocio Inmobiliario S.A.C. (second lien). On April 5, 2022, the Company received a bridge loan for up to US$120 million. The loan bears interest at the following interest rates: (i) for the first and second installments, Term SOFR + 6.26%; (ii) for the third and fourth installments, Term SOFR + 6.76%; (iii) for the fifth installment, Term SOFR + 7.51%; and (iv) for the sixth installment, Term SOFR + 7.51%. As of December 31, 2022, the total amount payable is US$ 120 million, equivalent to S/463.8 million, which includes principal of S/ 458.4 million, plus interest and net deferred charges of S/ 5.4 million. The Corporation is currently evaluating financing alternatives that allow it to cover its short-term obligations.

As of December 31, 2022, the Company has complied with the covenants established in the loan agreement.

ii. Unna Energia S.A. Loan

Terminales del Peru (hereinafter “TP”), a joint operation of the subsidiary Unna Energia S.A., has a medium-term loan agreement with Banco de Credito del Peru S.A. (hereinafter BCP) to finance investments arising from the operation agreement of North and Center terminals for 2015 to 2019 period, available up to December 31, 2022 with a maximum exposure limit of US$ 80 million. This funding is repaid within eight (8) years. In 2022 additional disbursements amounting to US$ 8.5 million (equivalent to S/ 32.7 million) were requested for additional investments.

In addition, in November 2019, TP signed a loan agreement to finance the additional investments from 2019 to 2023 for a credit line of US$ 46 million with BCP. This agreement includes an assignee as interest holder, so BD Capital (BDC) acquired 50% of the BCP contractual position through the signature of an accession agreement.

As of December 31, 2022, the amount recorded for loans equivalent to 50% of interest owned by the subsidiary Unna Energia S.A. amounts to S/126.1 million, principal net of interest and deferred charges (S/ 143.9 million, principal net of interest and deferred charges as of December 31, 2021).

As of December 31, 2021 and 2022, TP is in compliance with the covenants established in the loan agreement.

iii. Viva Negocio Inmobiliario S.A.C. Loan

The balance comprises the following:

	Interest	Date of
In thousands of soles	rate	maturity	2021	2022
Banco de Credito del Peru S.A.	7.00% / 7.94%	2023	35,679	36,562
Banco Interamericano de Finanzas S.A.	11.35%	2024	18,456	12,636
Banco BBVA Peru S.A.	7.94%	2024	9,742	2,116
Others	11.00%	2022	1,385	-
			65,262	51,314

As of December 31, 2022 and 2021, the Corporation has no guarantees or covenants for these loans.

iv. Morelco S.A.S. Bank Loans

The balance comprises the following:

	Interest	Date of
In thousands of soles	rate	maturity	2022
Bancolombia S.A.	9.95% / 10.93%	2023	6,344
Banco de Bogota	10.39%	2023	4,330
			10,674

As of December 31, 2021 and 2022, the Corporation has no guarantees or covenants for these loans.

v. Financial Stability Framework Agreement

In July 2017, the Company and its subsidiaries (Cumbra Peru S.A., Construyendo Pais S.A., Vial y Vives – DSD S.A., and Concesionaria Via Expresa Sur S.A.) signed a Financial Stability Framework Agreement with the following financial entities: Scotiabank Peru S.A.A., Banco Internacional del Peru S.A.A., Banco BBVA Peru S.A., Banco de Credito del Peru S.A., Citibank del Peru S.A., and Citibank N.A. The objectives of the Financial Stability Framework Agreement were to guarantee Cumbra Peru S.A. a syndicated revolving line for working capital, a non-revolving line of credit to finance repayment commitments subject to performance bonds; guarantee lines of credit for the issuance of the performance bond, and undertake to maintain the existing letters of credit issued at the request of Cumbra Peru S.A.

As of December 31, 2021, the Company complied with the obligations and covenants set forth in the Financial Stability Framework Agreement.

On March 29, 2022, S/ 28.2 million and US$ 0.3 million corresponding to the total balance of the Financial Stability Framework Agreement were settled (US$ 7.4 million equivalent to S/ 29.5 million as of December 31, 2021).

vi. Banco Santander Loan

On December 28, 2020, Tecnicas Reunidas enforced two letters of credit for a total amount of US$ 23.7 million, which had been issued by Banco Santander Peru S.A. on behalf of our subsidiary Cumbra Peru S.A. as guarantee pursuant to a construction agreement. As a result, Cumbra Peru S.A. was granted a short-term loan by Banco Santander for principal amount of US$ 23.7 million, equivalent to S/ 85.9 million. The loan accrued interest at an annual rate of Libor + 8%. As of December 31, 2021, the debt balance was US$ 20.2 million, equivalent to S/ 80.8 million. Cumbra Peru complied with the respective covenant subject to the Loan Agreement with Banco Santander S.A.

In April 2022, Cumbra Peru S.A. settled the entire debt amounting to US$ 20.2 million (equivalent to S/70.1 million).

B. Other financial entities

On May 29, 2018, the Company and Inversiones Concesiones Vial S.A.C. (“BCI Peru”) came into an investment agreement with the intervention of Fondo de Inversiones BCI NV (“BCI Fund”) and BCI Management Administradora General de Fondos S.A. (“BCI” Asset Management”) to monetize future dividends from Red Vial 5 S.A. to the Company. Upon the signature of this agreement, the Company had to indirectly transfer its economic rights over 48.8% of the share capital of Red Vial 5 S.A. by transferring its B class shares (equivalent to 48.8% of the capital of Red Vial S.A.) to a vehicle specially incorporated for such purposes called Inversiones en Autopistas S.A. The amount of the transaction was US$ 42.3 million (equivalent to S/ 138 million) and was completed on June 11, 2018.

In addition, it has been agreed that the Company would have purchase options on 48.8% of Red Vial 5’s economic rights that BCI Peru will maintain through its interest in Inversiones en Autopistas S.A. These options would be subject to certain conditions such as the expiration of different terms, recovery of the investment made with the proceeds of BCI Fund (according to different economic calculations) and/or to control changes.

As of December 31, 2022, the balance of loan payable amounted to US$ 42.6 million, equivalent to S/ 162.8 million which accrued interest at an annual rate of 9.97% (as of December 31, 2021, the balance was US$ 41.5 million, equivalent to S/ 165.8 million which accrued interest at an annual rate of 8.39%). It includes the effect of the present value for S/ 16.6 million (as of December 31, 2021, S/ 12.4 millions) (Note 26.B.ii). The accrued interest amount to S/ 9.3 million (in 2021 S/ 10 million).

C. Right-of-use-liabilities

	Interest	Date of	Total
In thousands of soles	rate	maturity	2021	2022
AENZA S.A.A.	9.08%	2027	51,187	41,456
Unna Energia S.A.	7.10% / 19.6%	2026	3,889	11,640
Unna Transporte S.A.C.	6.25% / 11.72%	2025	4,503	4,960
Morelco S.A.S.	14.97% / 17.64%	2026	423	804
Cumbra Ingenieria S.A.	7.40%	2023	427	64
Tren Urbano de Lima S.A.	10.00%	2023	60	17
Other minors	4.50%	2037	18	144
			60,507	59,085

The minimum payments to be made according to their maturity and current value of obligations for right-of-use liabilities are the following:

In thousands of soles	2021	2022
Up to 1 year	18,817	19,075
From 1 to 5 years	46,288	55,092
Over 5 years	8,086	112
	73,191	74,279
Future financial charges	(12,684)	(15,194)
Current value of right-of-use liabilities	60,507	59,085

The current value of obligations for right-of-use liabilities is detailed as follows:

In thousands of soles	2021	2022
Up to 1 year	14,541	12,879
From 1 year to 5 years	38,136	46,094
Over 5 years	7,830	112
	60,507	59,085

D. Finance leases

	Interest	Date of
In thousands of soles	rate	maturity	2021	2022
Viva Negocio Inmobiliario S.A.C.	9.04%	2023	6,678	76
Cumbra Peru S.A.	5.32% / 7.67%	2023	3,112	759
Unna Energia S.A.	6.28%	2022	46	-
			9,836	835

The minimum payments to be made according to their maturity and current value of obligations for finance lease agreements are the following:

In thousands of soles	2021	2022
Up to 1 year	5,624	873
From 1 to 5 years	4,909	-
	10,533	873
Future financial charges	(697)	(38)
Current value of the obligations for finance lease agreements	9,836	835

The current value of obligations for finance lease agreements is detailed as follows:

In thousands of soles	2021	2022
Up to 1 year	5,118	835
From 1 to 5 years	4,718	-
	9,836	835

E. Fair value

As of December 31, the carrying amount and fair value of indebtedness are as follows:

	Carrying amount		Fair value
In thousands of soles	2021	2022	2021	2022
Bank loans	320,689	651,825	349,280	638,620
Other financial entities	188,868	168,148	188,868	168,148
Lease liability for right-of-use asset	60,507	59,085	66,943	58,719
Finance leases	9,836	835	9,097	776
	579,900	879,893	614,188	866,263

As of December 31, 2022, fair values are based on discounted cash flows using borrowing rates between 4.7% and 17.6% (between 3.9% and 10% as of December 31, 2021) and are within Level 2 of the fair value accounting hierarchy.

F. Debt movement

The movement in debt for the years ended December 31, 2021 and 2022 are as follows:

	2021
In thousands of soles	Bank loans	Other financial entities	Lease liability for right-of- use asset	Finance leases

Balance at January, 1	528,564	244,639	72,726	52,391
Additions	281,079	-	7,988	104
Amortization	(473,693)	(42,605)	(26,520)	(5,542)
Accrued interest	47,246	11,439	4,549	3,260
Interest paid	(48,034)	(9,732)	(4,335)	(3,224)
Subsidiary deconsolidation	(22,919)	(59,190)	(6,881)	(36,757)
Fair value	-	12,402	-	-
Others	8,446	31,915	12,980	(396)
Balance at December, 31	320,689	188,868	60,507	9,836

	2022
In thousands of soles	Bank loans	Other financial entities	Lease liability for right-of- use asset	Finance leases

Balance at January, 1	320,689	188,868	60,507	9,836
Additions	492,961	-	21,567	70
Amortization	(171,239)	(28,758)	(16,198)	(8,536)
Accrued interest	49,099	9,273	4,845	474
Interest paid	(39,748)	(10,525)	(4,732)	(514)
Fair value	-	16,629	-	-
Others	63	(7,339)	(6,904)	(495)
Balance at December, 31	651,825	168,148	59,085	835